Consolidated statements of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of comprehensive income
Profit for the year	£ 3,013	£ 2,390	£ 1,921
Exchange movements on foreign operations and net investment hedges:
Exchange movements arising during the year	344	(404)	1,148
Cumulative exchange (gain) loss of sold business recycled through profit or loss		(61)
Related tax	5	(5)	13
Exchange movements on foreign operations and net investment hedges	349	(470)	1,161
Net unrealised valuation movements on securities of US insurance operations classified as available-for-sale:
Net unrealised holding (losses) gains arising in the year	(1,606)	591	241
(Deduct net gains) add back net losses included in the income statement on disposal and impairment	(11)	26	(269)
Total	(1,617)	617	(28)
Related change in amortisation of deferred acquisition costs	246	(76)	76
Related tax	288	(55)	(17)
Net unrealised valuation movements on securities of US insurance operations classified as available-for-sale	(1,083)	486	31
Total	(734)	16	1,192
Shareholders' share of actuarial gains and losses on defined benefit pension schemes:
Actuarial gains and losses on defined benefit pension schemes	134	200	(181)
Related tax	(23)	(33)	26
Actuarial gains and losses on defined benefit pension schemes, net of tax	111	167	(155)
(Deduct) add amount attributable to UK with-profit funds transferred to unallocated surplus of with-profit funds, net of related tax	(38)	(78)	62
Shareholders' share of actuarial gains and losses on defined benefit pension schemes	73	89	(93)
Total other comprehensive income (loss)	(661)	105	1,099
Total comprehensive income for the year	2,352	2,495	3,020
Attributable to:
Equity holders of the Company	2,348	2,494	3,020
Non-controlling interests	4	1
Total comprehensive income for the year	£ 2,352	£ 2,495	£ 3,020